Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				12 Months Ended	2 Months Ended	0 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2014 American depository shares	Feb. 17, 2014 Navios Holdings	Feb. 14, 2014 Navios Holdings	Jan. 07, 2014 Navios Holdings	Dec. 31, 2013 Navios Holdings	Feb. 28, 2014 Navios Acquisition	Jan. 27, 2014 Bonanza	Jan. 26, 2014 Panamax Bulk Carrier	Jan. 26, 2014 Capesize Bulk Carrier	Feb. 28, 2014 Navios Partners	Mar. 25, 2014 Navios Holdings	Apr. 22, 2014 Navios Logistics, 2022 Logistics Notes
Subsequent Event [Line Items]
Dividends received	$ 10,126	$ 5,202	$ 3,901			$ 7,435	$ 3,649
Vessel capacity in DWT										76.596	84,000	180,600
Total consideration paid for sale of vessel										17,500	31,800	52,000
Date Of Delivery											Q4 2015	Q4 2015
Amount Financed Through Loans										11,250
Sale Of Stock Number Of Shares Issued In Transaction				2,000,000					14,950,000				6,325,000
Sale Of Stock Correspond Description				American Depositary Shares, each of which represents 1/100th of a share of the Company's Series G Cumulative Redeemable Perpetual Preferred Stock, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share).
Preferred Stock Dividend Rate Percentage	2.00%			8.75%
Proceeds From Issuance Initial Public Offering				47,725					57,558				106,718
Common Stock Dividends Per Share Declared					$ 0.06
Percentage of economic interest of Navios Holdings in Navios Acquisition								100.00%
Percentage of voting stock of Navios Holdings in Navios Acquisition			45.00%						43.10%
Ownership percentage of Navios Holdings									45.80%				20.00%
General Partner Interest													2.00%
Cash consideration for purchase of vessel	85,699	38,357	56,059							6,250
Payments for repurchase of initial public offering													2,233
Payments for repurchase of common stock	0	0	221
Cash received from cancellation of insurance policy														4,044
Proceeds from settlement of defaulted counterparty related claim														7,229
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001							$ 3.85				$ 17.3
Face amount at issuance date															$ 375,000
Interest Rate															7.25%